Parent Company Only Condensed Financial Information - Schedule of Balance Sheets (Details) - Parent Company [Member] - USD ($)		Apr. 30, 2025	Oct. 31, 2024
Current Assets
Cash and cash equivalents		$ 1,015,018
Other receivables and other current assets		3,029,000
Deferred IPO Cost			1,088,400
Total Current Assets		4,044,018	1,088,400
Non-Current Assets
Investment in subsidiaries		2,217,273	1,879,477
Total Non-Current Assets		2,217,273	1,879,477
TOTAL ASSETS		6,261,291	2,967,877
Current Liabilities
Intercompany Payable		2,010,851	1,461,792
Total Current Liabilities		2,010,851	1,461,792
TOTAL LIABILITIES		2,010,851	1,461,792
Shareholders’ Equity
Ordinary shares (2,500,000,000 shares authorized, par value $0.00002, 29,374,403 shares issued and outstanding as of April 30,2025 and 25,000,000 shares issued and outstanding as of October 31, 2024)*	[1]	587	500
Additional Paid In Capital		23,751,471	1,161,211
Statutory Reserve		131,962	131,962
Retained Earnings (Accumulated Deficits)		(19,564,205)	271,788
Accumulated Other Comprehensive Loss		(69,375)	(59,376)
Total Stockholders’ Equity		4,250,440	1,506,085
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 6,261,291	$ 2,967,877

[1]	Certain shares are related to the IPO (See Note 14 ).